                                     [LOGO]
                                    COLONIAL
                           CALIFORNIA TAX-EXEMPT FUND


                               SEMIANNUAL REPORT
                                 JULY 31, 1995

                 COLONIAL CALIFORNIA TAX-EXEMPT FUND HIGHLIGHTS
                        FEBRUARY 1, 1995 - JULY 31, 1995

INVESTMENT OBJECTIVE: Colonial California Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and state personal income tax and opportunities for long-term appreciation.

STRATEGY: The Fund pursues its objective by investing primarily in investment-grade municipal bonds issued by the state of California and its municipalities.

THE FUND IS DESIGNED TO OFFER:

  x   High double-tax-free monthly income

  x   Diversification

  x   Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "Although California's municipal bond market has had its share of troubles in recent months, including unfavorable developments in Orange and Los Angeles Counties, overall performance has been positive. We believe that, moving forward, economic conditions should continue to favor the state's municipal bonds."

                 COLONIAL CALIFORNIA TAX-EXEMPT FUND PERFORMANCE

                                                        CLASS A       CLASS B

     Inception dates                                     6/16/86        8/4/92

     Distributions declared per share                     $0.199        $0.172

     SEC Yields on 7/31/95                                 4.99%         4.49%

     Taxable-equivalent SEC Yields                         9.28%         8.35%

     Total returns, assuming reinvestment
     of all distributions and no sales charge or contingent deferred sales charge (CDSC)

     X 6 months                                            5.96%         5.57%

     X 12 months                                           5.96%         5.17%

     Net asset value per share at 7/31/95                 $7.08         $7.08


 TOP FIVE SECTORS
 -------------------------------------
 1. Water & Sewer .............  23.22%
 2. Public Facilities . .......  11.58%
 3. Municipal Electric ........  11.50%
 4. Tax Allocation ............   8.74%
 5. General Obligation ........   7.76%


 QUALITY BREAKDOWN
 -----------------------
 AAA ..........   58.97%
 AA ...........   11.20%
 A ............   12.46%
 BBB ..........   10.79%
 Non-rated ....    6.58%

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

During the six months ended July 31, 1995, most municipal bond investments provided attractive returns for investors. This reflected the decline in interest rates that followed the overall slowing of the U.S. economy.

                                    [PHOTO]
                              John A. McNeice, Jr.
                                  President

Almost all sectors of the bond market performed well during the period, including corporate bonds, U.S. government bonds, and the California municipal bonds that are your Fund's primary investment focus. However, there were some unfavorable developments that caused municipal securities to underperform some other sectors of the bond market. Although discussions of tax reform in Washington and some developments within your state created a less than ideal environment for California municipal bonds, the Fund still provided positive total returns based on net asset value.

William Loring, Lead Portfolio Manager of Colonial California Tax-Exempt Fund, believes the economic environment for California municipal bonds will continue to improve in the months ahead, although the potential impact of tax reform will continue to be a concern. In the following report, Bill comments on the Fund's management strategy and on key issues affecting the California municipal bond market.

Respectfully,

/s/John A. McNeice, Jr.
-----------------------
John A. McNeice, Jr.
President
September 13, 1995

                            PORTFOLIO MANAGER REPORT

WILLIAM LORING is the Lead Portfolio Manager of Colonial California Tax-Exempt Fund. Bill also manages five other Colonial tax-exempt funds. Bill received a B.A. from Bowdoin College and attended the National Trust Graduate School at Northwestern University.

SLOWING ECONOMY, LOWER INTEREST RATES BENEFIT FUND: It appears that the U.S. economy is coming in for the "soft landing" that has been the Federal Reserve Board's goal for the last two years. Annualized gross domestic product (GDP) for the first two quarters of 1995 was 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This economic weakness, which translated into lower interest rates, had a favorable impact on the municipal bond market and on your Fund's total return and net asset value.

DISCUSSION OF TAX REFORM AFFECTS MARKET: With the recent shift in the political climate in Washington, many strategies to help balance the federal budget are being explored, including tax reform. Whenever this topic surfaces, the tax-exempt status of municipal bonds comes under review. The scrutiny being given to the municipal bond market contributed to the market's underperformance of U.S. government and corporate bonds. Despite this challenging environment, your Fund's Class A shares provided a positive total return of 5.96%, based on net asset value.

CALIFORNIA'S MUNI SUPPLY CONTINUES TO DECLINE: Low supply of municipal bonds partially offset the negative influence of tax reform discussions. Although interest rates have declined, refinancing activity has not increased. At the same time, the new issue supply of California municipal bonds remains relatively low. Colonial management believes the supply of California's new issue bonds may go as low as $17.68 billion by the end of 1995, down from $38.38 billion in 1993.

ORANGE AND L.A. COUNTIES A SOURCE OF CONCERN: The problems of these two troubled municipalities have had a negative impact on the value of their own municipal bonds, and also on municipal debt throughout the state. We believe that both counties will continue to generate negative pressure on the California municipal bond market until their respective problems are resolved. In the meantime, we will continue to give bonds from Los Angeles and Orange Counties a low profile in the portfolio.

DEREGULATION OF ELECTRIC UTILITIES MAY PROVIDE OPPORTUNITIES: In April 1994, California's Public Utility Commission unveiled its plan to introduce competition to the state's electric utility industry starting in 1996. Our analysis showed that because they are heavily regulated, California's investor-owned electric utilities might not do as well in a competitive environment as municipal utilities, which generally are lower cost providers of energy. We have emphasized bonds issued by municipal utilities to take advantage of what will likely be a favorable environment for these securities.

LOOKING AHEAD: We will continue to monitor the tax-reform debate closely, and we remain cautiously optimistic about California's municipal bond market.


          COLONIAL CALIFORNIA TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE
                   Change in Value of $10,000 from 6/86 - 7/95
     Based on Net Asset Value and Maximum Offering Price for Class A Shares

                               [PERFORMANCE GRAPH]

          PERFORMANCE GRAPH FIGURES
          NAV         MOP    CCATEF
        -------    -------   ------

6/86    $10,021    $ 9,545     476
9/86     10,487      9,988     499
12/86    10,859     10,343     516
3/87     11,146     10,616     530
6/87     10,441      9,945     496
9/87      9,900      9,430     470
12/87    10,386      9,893     493
3/88     10,846     10,331     515
6/88     11,062     10,537     525
9/88     11,363     10,824     539
12/88    11,630     11,078     552
3/89     11,781     11,222     559
6/89     12,298     11,714     584
9/89     12,333     11,747     586
12/89    12,692     12,089     603
3/90     12,772     12,165     607
6/90     13,001     12,384     617
9/90     13,026     12,407     619
12/90    13,451     12,812     639
3/91     13,719     13,068     651
6/91     14,033     13,366     667
9/91     14,514     13,824     690
12/91    14,958     14,247     711
3/92     15,026     14,312     714
6/92     15,542     14,804     738
9/92     15,852     15,099     753
12/92    16,126     15,360     766
3/93     16,668     15,876     792
6/93     17,102     16,289     813
9/93     17,601     16,765     836
12/93    17,827     16,980     847
3/94     16,776     15,979     797
6/94     16,830     16,031     799
9/94     16,934     16,129     805
12/94    16,527     15,742     785
3/95     17,872     17,023     849
6/95     18,068     17,210     858
7/95     18,152     17,289     863


A $10,000 investment in Class B shares made on August 4, 1992 (inception) at net asset value would have been valued at $11,142 on July 31, 1995. The same investment after deducting the applicable CDSC would have grown to $10,855 on July 31, 1995.

   AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 1995 (MOST RECENT QUARTER END)

---------------------------------------------------------------------------------------
                           CLASS A SHARES                  CLASS B SHARES
                           Inception 6/16/86             Inception 8/4/92
                          NAV            MOP            NAV            W/CDSC
---------------------------------------------------------------------------------------
1 YEAR                   7.36%          2.26%           6.56%          1.56%
---------------------------------------------------------------------------------------
5 YEARS                  6.80%          5.77%            --            --
---------------------------------------------------------------------------------------
SINCE INCEPTION          6.76%          6.19%           3.65%          2.72%
---------------------------------------------------------------------------------------

A portion of the Fund's income may be subject to the alternative minimum tax.

The 30-day SEC yield on July 31, 1995, of 4.99% for Class A shares and 4.49% for Class B shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price. If the Adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 4.96%, and the yield for Class B shares would have been 4.46%. Taxable-equivalent SEC yields are based on the maximum 46.24% combined federal and California income tax rate.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.

Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC return reflects charges of: one year, 5.00%; since inception, 3.00%.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO
                     JULY 31, 1995 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 99.9%                                            PAR                VALUE
--------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 4.6%
 Alameda County, Capital Projects, Series 1989,
                           (a)         06/15/14              $     2,185          $     666
 Anderson Certificates of Participation,
                           7.90%       12/01/11                      610                648
 Bishop, Escalon & Lemoore Cities,
  Certificates of Participation, Series 1991-A,
                           7.70%       05/01/11                      700                735
 Compton Certificates of Participation,
  Civic Center Project, Series 1989 B,
                           7.50%       08/01/15                    1,000              1,050
 Fresno Unified School District, Certificates
  of Participation, Phase Six, 1991 A,
                           7.20%       05/01/11                    1,000              1,041
 Los Angeles County, Certificates of
  Participation, Series 1991,
                           9.08%       05/01/15                    1,000              1,022
 Moreno Valley Unified School District,
  Certificates of Participation,
                           7.40%       09/01/16                       20                 24
 Nevada County, Certificates of Participation,
  Solid Waste Management Systems, Series 1991,
                           7.50%       06/01/21                    1,000                994
 Riverside County, Public Facilities
  Financing Project, Types I & II,
                           7.88%       12/01/15                    1,000              1,038
 San Mateo County Board of Education,
  Series 1991,
                           7.10%       05/01/21                      750                768
 Special Districts Financing Authority,
  Certificates of Participation, Series 1988-A,
                           8.40%       07/01/05                    1,775              1,939
 Statewide Communities Development Corp.,
                           5.00%       10/01/23                   10,000              8,613
                                                                                  ----------
                                                                                     18,538
                                                                                  ----------

--------------------------------------------------------------------------------------------
EDUCATION - 4.5%
 Alum Rock Unified Elementary School
  District, Series 1991:
                           (a)         09/01/11                    1,925                654
                           (a)         09/01/12                    1,565                493
                           (a)         09/01/14                    1,000                270

                         Investment Portfolio/July 31, 1995

----------------------------------------------------------------------------------------------
 Antioch Unified School District,
  Certificates of Participation,
  Series 1991:
                           (a)         07/01/11              $     5,175          $   1,708
                           (a)         07/01/16                    5,000              1,138
 State Educational Facilities
  Authority, St. Mary's College,
  Series 1993,
                           4.75%       10/01/20                    4,435              3,609
 University of California,
  Series 1989,
                           5.00%       09/01/23                   12,000             10,215
                                                                                  ----------
                                                                                     18,087
                                                                                  ----------
--------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 7.8%
 Alum Rock Unified Elementary School
  District, Series 1991,
                           (a)         09/01/15                    1,825                458
 Central Unified School District,
                           (a)         03/01/18                   20,065              4,991
 Commonwealth of Puerto Rico,
  Series 1993:
                           3.26%       07/01/08  (b)                 875 (c)            296
                           5.65%       07/01/15                    1,000                989
 Grossmont Unified School District,
  Certificates of Participation,
  Capital Project, Series 1991,
                           (a)         11/15/06                    4,500              2,368
 Rocklin, Unified School District, Series C,
                           (a)         07/01/20                    6,920              1,453
 Sacramento Unified School District No. 1
  Commission Facilities, Specialized Tax,
  Mello-Roos Financings, Series B,
                           7.30%       09/01/13                    1,760              1,877
 State of California:
                           5.13%       10/01/17                    7,710              6,843
                           5.50%       04/01/12                    2,770              2,624
                           5.75%       03/01/19                   10,000              9,488
                                                                                  ----------
                                                                                     31,387
                                                                                  ----------

--------------------------------------------------------------------------------------------
HEALTH - 1.7%
 HOSPITALS - 1.7%
 Duarte Certificates of Participation, City
  of Hope Natural Medical Center, Series 1993,
                           6.00%       04/01/08                      500                483
 San Bernardino County,
  Sisters of Charity, Series 1991-A,
                           7.00%       07/01/21                      500                525

                         Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                              PAR          VALUE
--------------------------------------------------------------------------------------------
HEALTH - CONT.
 HOSPITALS - CONT.
 State Health Facilities Financing
 Authority:
  Insured Health Facility,
  Series A,
                           4.75%       07/01/19              $     2,000          $   1,620
  Kaiser Permanente,  Series C,
                           5.60%       05/01/33                    5,000              4,362
                                                                                  ----------
                                                                                      6,990
                                                                                  ----------

--------------------------------------------------------------------------------------------
HOUSING - 2.1%
 MULTI-FAMILY - 0.3%
 Santa Rosa, Chanate Lodge Projects,
  Series 1992,
                           6.63%       12/01/02                      395                389
 State Housing Finance Agency, Series 1990 D,
                           7.75%       08/01/10                      965              1,016
                                                                                  ----------
                                                                                      1,405
                                                                                  ----------
 SINGLE FAMILY - 1.8%
 Pomona, Series 1990-B,
                           7.50%       08/01/23                    1,000              1,201
 Puerto Rico Housing Finance
  Corporation,  Single Family,
                           7.65%       10/15/22                      655                690
 Southern California Home
  Financing Authority:
  Series A,
                           7.63%       10/01/22                    1,550              1,618
  Series 1990 A,
                           7.63%       10/01/23                      565                592
 State Housing Finance Agency:
  Series B,
                           8.60%       08/01/19                    2,645              2,728
  Series 1991-C,
                           7.45%       08/01/11                      280                292
 Stockton, Series 1990 A,
                           7.40%       08/01/05                       40                 42
                                                                                  ----------
                                                                                      7,163
                                                                                  ----------

--------------------------------------------------------------------------------------------
MELLO - ROOS/1915 ACT - 2.6%
 Alameda County,
  Marina Village, Series 1989-1,
                           7.65%       09/02/10                    1,000              1,030
 Carlsbad Unified School District,
  Community Facility,
  Mello-Roos Financings, Series 1990,
                           7.65%       09/01/14                    1,000              1,007


                         Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
 Corona Community Facility,
  Foothill Ranch, Series 1990 A-1,
                           8.35%       09/01/20              $     1,000          $   1,020
 Fairfield Improvement Bond,
                           8.00%       09/02/11                      250                257
 Folsom, Mello-Roos Financings,
                           8.25%       12/01/06                      400                423
 Fremont Auto Mall, Series 43-B,
                           8.90%       09/02/18                    1,000                986
 Los Angeles County, Harbor Boulevard,
                           8.38%       09/02/18                    1,000              1,030
 Murrieta County Water District,
  Mello-Roos Financings Series 1991,
                           8.30%       10/01/21                    1,000              1,080
 Rocklin-Stanford Ranch Community
  Facilities, Series 1990,
                           8.10%       11/01/15                    1,000              1,053
 Stockton Special Tax Allocation,
                           7.75%       08/01/15                    1,000              1,035
 Woodland East Main Street Assessment,
  Series 90-1,
                           7.90%       09/02/15                    1,450              1,494
                                                                                  ----------
                                                                                     10,415
                                                                                  ----------

--------------------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 11.6%
 Beverly Hills Public Financing Authority,
                           5.65%       06/01/15                    5,000              4,762
 Commonwealth of Puerto Rico,
  Public Buildings Authority, Series M,
                           3.75%       07/01/16                    2,250              2,000
 Concord Redevelopment Agency,
  Central Concord Project, Series 1988-3,
                           8.00%       07/01/18                       25                 27
 Long Beach Certificates of Participation,
  Fleet Services Project, Series 1992 A,
                           6.60%       05/01/14                    2,000              2,028
 Los Angeles County Public Works
  Financing Authority,
                           5.00%       03/01/17                    5,000              4,319
 Oakland Refunding Revenue, Series 1988 A,
                           7.60%       08/01/21                    1,995              2,167
 Public Capital Improvements,
  Financing Authority, Pooled Project,
  Joint Powers Agency:
  Series 1988-A,
                           8.50%       03/01/18                    3,500              3,732
  Series 1988-B,
                           8.10%       03/01/18                    4,800              5,232

                         Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                         PAR                 VALUE
--------------------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - CONT.
 Rancho Mirage Joint Powers
  Financing Authority, Series 1991 A,
                           7.50%       04/01/17              $       455          $     475
 Riverside Public Financing Authority, Series A,
                           8.00%       02/01/18                      410                424
 San Jose Redevelopment Agency,
                           5.00%       08/01/21                   10,000              8,600
 Santa Ana Financing Authority,
  Police Holding Facility, Series 1994 A,
                           6.25%       07/01/18                    6,035              6,193
 South San Francisco Capital Imports,
  Financing Authority, Conference Center,
  Series 1993,
                           6.13%       09/01/18                    1,000                928
 State Public Works Board,
  State Archives, Series 1992 A,
                           6.50%       12/01/08                    1,000              1,094
 State Public Works Various Projects,
  Series 1993 A,
                           5.25%       12/01/13                    2,500              2,278
 Watsonville, Certificates of Participation,
  Series B,
                           7.88%       06/01/11                      500                533
 West Covina Redevelopment Agency,
  Community Facility District 1,
  (Fashion Plaza) Series 1989,
                           7.80%       09/01/22                    1,000              1,035
 Virgin Islands Public Financing,
  Series 1992-A,
                           7.25%       10/01/18                    1,000              1,029
                                                                                  ----------
                                                                                     46,856
                                                                                  ----------

--------------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 3.4%
 AIRPORT - 0.7%
 Los Angeles International Airport,
  Series D,
                           5.50%       05/15/15                    3,025              2,760
                                                                                  ----------
 TURNPIKE/TOLL ROAD/BRIDGE - 2.7%
 Commonwealth of Puerto Rico
  Highway & Transportaion Authority:
                           3.52%       07/01/09(b)                   290(c)             100
                           5.50%       07/01/09                      580                568
 Foothill Eastern Transportation Corridor
  Agency, State Toll Road,
  Senior Lien, Series A,
                           5.00%       01/01/35                   10,000              7,563

                         Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
 San Joaquin Hills Transportation
  Corridor Agency,
                           (a)         01/01/20              $    15,400          $   2,791
                                                                                  ----------
                                                                                     11,022
                                                                                  ----------

--------------------------------------------------------------------------------------------
REFUNDED/ ESCROW/ SPECIAL OBLIGLIGATIONS (d) - 9.5%
 Central School District,
  San Bernardino County, Series A,
                           7.05%       05/01/16                      750                832
 Commerce Joint Powers Financing
  Authority, Multiple Project Loans,
  Series A,
                           8.00%       03/01/21                       30                 36
 Commonwealth of Puerto Rico, Series 1991,
                           7.30%       07/01/20                    1,200              1,380
 Desert Hospital Certificates of
  Participation, Series 1990,
                           8.10%       07/01/20                    1,750              2,067
 Empire Union School District,
  Mello-Roos Financing, Series 1990-A,
                           7.40%       10/01/15                    1,000              1,166
 Fontana Public Financing Authority,
  North Fontana Redevelopment, Series 1991-A,
                           7.75%       12/01/20                      785                936
 Glendora Public Financing Authority,
  Series B,
                           7.63%       09/01/10                      850                971
 La Quinta Redevelopment Agency,
  Series 1990,
                           8.40%       09/01/12                    1,000              1,200
 Local Government Power Authority,
  Anaheim Redevelopment Agency,
  Series 1986 A,
                           8.20%       09/01/15                    4,500              5,102
 Los Angeles Convention & Exhibit
  Center, Series 1985,
                           9.00%       12/01/20                      500                671
 Los Angeles County Transportation,
  Metro Train Series 1991 A,
                           6.90%       07/01/21                    1,000              1,141
 Los Angeles Department of Water &
  Power:
  Series 1986,
                           7.38%       04/15/24                       40                 42
  Series 1988,
                           7.90%       05/01/28                    2,340              2,609

                       Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                           PAR              VALUE
--------------------------------------------------------------------------------------------

REFUNDED/ ESCROW/ SPECIAL OBLIGATIONS - CONT.
 Los Angeles Waste Water System,
  Series 1991-A,
                           7.10%       02/01/21              $       400          $     445
 Monterey Redevelopment Agency,
  Series A:
                           9.25%       11/01/10                      500                570
                           9.25%       11/01/11                      250                286
                           9.25%       11/01/12                      750                859
 Northern California Power Agency,
  Hydroelectric Project No. 1,
  Series 1986 B-2,
                           8.00%       07/01/24                    1,750              1,936
 Orange County Community Facility:
  District Number 87-3 Mello-Roos,
                           7.80%       08/15/15                    2,000              2,340
  District 87-4, Series 1990-A,
                           8.00%       08/15/15                    1,000              1,178
 Rancho Mirage Joint Powers
  Financing Authority, Series 1991 A,
                           7.50%       04/01/17                    1,545              1,798
 Redbud Hospital District,
  Series 1986,
                           7.90%       06/01/11                      175                184
 Riverside Public Financing Authority, Series A,
                           8.00%       02/01/18                      590                698
 Sacramento City Financing Authority,
  Series 1991,
                           6.80%       11/01/20                    2,500              2,856
 State Educational Facilities,
 Westmont College, Series 1985-A,
                           9.20%       12/01/00                       40                 45
 State Health Facilities Finance Authority:
  Children's Hospital of
  Los Angeles, Series 1991-A,
                           7.13%       06/01/21                    2,000              2,297
  Sisters of Providence,
                           8.38%       10/01/07                    2,500              2,772
 State Public Works,
  University of California, Series 1990-A,
                           7.00%       09/01/15                    1,625              1,848
                                                                                  ----------
                                                                                     38,265
                                                                                  ----------

--------------------------------------------------------------------------------------------
SALES & EXCISE TAX - 1.0%
 Los Angeles County Metropolitan
  Transportation Authority, Series A,
                           5.00%       07/01/25                    5,000              4,244
                                                                                  ----------

--------------------------------------------------------------------------------------------

                         Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
SOLID WASTE - 2.6%
 MISCELLANEOUS DISPOSAL - 2.6%
 Pollution Control Financing Authority, North
  County Recycling Center, Series 1991-A,
                           6.75%       07/01/17              $     1,000          $   1,000
 Sacramento County Sanitation District
  Financing Authority, Series 1993,
                           4.75%       12/01/23                   12,000              9,660
                                                                                  ----------
                                                                                     10,660
                                                                                  ----------

--------------------------------------------------------------------------------------------
SPECIAL ASSESSMENT - 0.2%
 Costa Mesa Public Financing,
  Mello-Roos Financing, Series 1991-A,
                           7.10%       08/01/21                      890                769
                                                                                  ----------

--------------------------------------------------------------------------------------------
TAX ALLOCATION - 8.7%
 Brea Public Financing Authority,
  Redevelopment Project, Series 1991 A,
                           6.75%       08/01/22                      590                619
 Carson Improvement, Series 1992,
                           7.38%       09/02/22                      990              1,026
 Commerce Joint Powers Financing
  Authority, Multiple Project Loans,
  Series A,
                           8.00%       03/01/21                      970              1,026
 Contra Costa County Public Financing
  Authority, Series 1992-A,
                           7.10%       08/01/22                    1,000              1,016
 Emeryville Public Finance Authority,
  Emeryville Redevelopment, Series 1993-A,
                           6.50%       05/01/21                    2,000              2,002
 Folsom Redevelopment Agency, Central
  Folsom Project Area, Series 1987 A,
                           8.60%       02/01/13                      400                426
 Fontana Public Financing Authority,
  Series 1993-A,
                           5.00%       09/01/20                    4,510              3,879
 Foster City Community Development,
  Public Financing, Series 1993 A,
                           6.00%       09/01/13                    1,000                950
 Glendora Public Financing Authority,
  Series B,
                           7.63%       09/01/10                      150                153
 Los Angeles County Transportation
  Authority, Series 1993 A,
                           5.00%       07/01/21                    3,150              2,697

                         Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                           PAR               VALUE
--------------------------------------------------------------------------------------------
TAX ALLOCATION - CONT.
 Moulton Niguel,
                           5.25%       09/01/13              $    11,000          $  10,024
 Placentia Community Facility District,
                           7.90%       09/01/15                    1,000                884
 Pomona Public Financing Authority,
  Southwest Pomona Redevelopment,
  Series 1994-L,
                           5.75%       02/01/20                    3,800              3,287
 Richmond Joint Powers Financing
  Authority, Series 1990-A,
                           7.70%       10/01/10                      970              1,033
 Riverside Unified School District
  No. 2, Series 1993 A,
                           7.25%       09/01/18                    1,000              1,009
 Santa Margarita, Series B,
                           7.25%       08/01/13                    2,000              2,288
 Seaside Redevelopment Agency,
  Gateway Project, Series 1986,
                           8.50%       08/01/06                      105                108
 Soledad Redevelopment Project, Series 1992,
                           7.40%       11/01/12                      985              1,023
 Torrance, Downtown Redevelopment
  Project, Series 1992,
                           7.13%       09/01/21                    1,000              1,019
 Westminster Redevelopment Agency,
  Series 1993,
                           6.20%       08/01/23                    1,000                896
                                                                                  ----------
                                                                                     35,365
                                                                                  ----------

--------------------------------------------------------------------------------------------
UTILITY - 16.4%
 CO-GENERATION - 1.6%
 Sacramento Co-Generation Authority,
  Procter & Gamble Project,
                           6.50%       07/01/21                    6,500              6,378
                                                                                  ----------
 JOINT POWER AUTHORITY - 3.3%
 San Elijo Joint Powers Authority, Series 1993,
                           5.00%       03/01/20                    6,690              5,762
 Southern Public Power Authority,
  San Juan Unit 3, Series A,
                           5.00%       01/01/20                    9,000              7,717
                                                                                  ----------
                                                                                     13,479
                                                                                  ----------
 MUNICIPAL ELECTRIC - 11.5%
 Anaheim Public Financing Authority,
  San Juan Electric Utilities, Series 2,
                           5.75%       10/01/22                    5,000              4,706

                       Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
 Los Angeles Department of
  Water & Power:
                           5.00%       10/15/33              $     5,000          $   4,150
  Series 2,
                           5.40%       11/15/31                    5,000              4,450
 Northern California Power Agency,
  Hydroelectric Project No. 1:
  Series E,
                           7.15%       07/01/24                    1,470              1,520
  Series 1992-A,
                           5.50%       07/01/23                   11,000             10,106
  Series 1993-A,
                           5.50%       07/01/16                    4,000              3,735
 Northern California Transmission,
  Series A,
                           5.25%       05/01/20                    8,100              7,219
 Puerto Rico Electric Power Authority,
  Series 1989-NS,
                           7.00%       07/01/07                    1,000              1,068
  Series 1989-O,
                           (a)         07/01/17                    2,490                635
 Reading Electric System,
  RIB (variable rate), Series 1992-A,
                           8.65%       07/01/22                      750                817
 Riverside Electric Revenue,
                           5.00%       10/01/13                    6,640              5,901
 Sacramento Municipal District Electric,
  Series D,
                           5.25%       11/15/20                    2,500              2,225
                                                                                  ----------
                                                                                     46,532
                                                                                  ----------

--------------------------------------------------------------------------------------------
WATER & SEWER - 23.2%
 Contra Costa Water District, Series G,
                           5.50%       10/01/19                   12,500             11,563
 Covina Certificates of Participation, Water
  System Improvement Project, Series 1991,
                           7.30%       04/01/16                    1,000              1,040
 Fresno Sewer Revenue, Series 1993 A,
                           5.25%       09/01/19                    4,000              3,575
 Hemet Public Financing Authority, Series 1992 A,
                           6.50%       02/01/12                    1,500              1,472
 Irvine Ranch Water District, Series 1988,
                           8.25%       08/15/23                    5,500              5,871
 Los Angeles County Sanitation District,
  Series A:
                           5.00%       10/01/23                   14,300             12,173
                           5.25%       10/01/19                   14,930             13,325

                         Investment Portfolio/July 31, 1995

--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                           PAR              VALUE
--------------------------------------------------------------------------------------------

WATER & SEWER - CONT.
 Los Angeles Waste Water Systems,
  Series 1993 D,
                           5.20%       11/01/21              $    11,360          $   9,983
 Metropolitan Water District,
  RIB (variable rate),
                           7.81%       08/05/22                    2,000              1,922
 Mojave Water Agency,
  Morongo Basin Pipeline:
   Series 1991,
                           6.95%       09/01/21                    1,000              1,064
   Series 1992,
                           6.60%       09/01/13                      800                810
 San Diego Sewer Redevelopment, Series 1993:
                           5.00%       05/15/23                    5,000              4,244
                           5.25%       05/15/20                    6,685              5,966
 San Francisco Water Revenue,
                           5.38%       10/01/22                    8,900              8,010
 State Department Water Resources,
  Central Valley Project,
                           5.50%       12/01/23                   10,000              9,212
 Tehachapi Water & Sewer District,
                           8.20%       11/01/20                    2,000              2,160
 Turlock Irrigation District, Series 1991,
                           7.30%       01/01/11                    1,500              1,537
                                                                                  ----------
                                                                                     93,927
                                                                                  ----------

TOTAL INVESTMENTS (cost of $393,976) (e)                                            404,242
                                                                                  ----------


OTHER ASSETS & LIABILITIES, NET - 0.1%                                                  218
-------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                              $  404,460
                                                                                  =========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Zero coupon bond.
(b) This security is a variable rate instrument; on July 1, 1998, it will change to a fixed rate instrument. Interest income is accrued daily on the notional amount at the applicable interest rates.
(c)  Notional amount.
(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(e)  Cost for federal income tax purposes is the same.


                       Acronym                     Name
                       -------                     ----
                         RIB               Residual Interest Bond

 See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1995 (UNAUDITED)

  (In thousands except for per share amounts and footnote)
  ASSETS
  Investments at value (cost $393,976)                                        $ 404,242

  Receivable for:
    Interest                                                   $  7,300
    Investments sold                                                340
    Fund shares sold                                                213
   Expense reimbursement
    due from adviser                                                  8
    Other                                                            76           7,937
                                                               --------       ---------
      Total Assets                                                              412,179

  LIABILITIES
  Payable for:
    Distributions                                                 1,796
    Fund shares repurchased                                         686
  Payable to custodian bank                                       5,196
  Accrued:
    Deferred Trustees fees                                            3
  Other                                                              38
                                                               --------
      Total Liabilities                                                           7,719
                                                                              ---------

  NET ASSETS                                                                  $ 404,460
                                                                              =========

  Net asset value & redemption price per share -
  Class A ($301,752/42,611)                                                       $7.08
                                                                              =========

  Maximum offering price per share - Class A
  ($7.08/0.9525)                                                                  $7.43
                                                                              =========

  Net asset value & offering price per share -
  Class B ($102,708/14,504)                                                       $7.08
                                                                              =========


  COMPOSITION OF NET ASSETS
  Capital paid in                                                             $ 410,244
  Undistributed net investment income                                                14
  Accumulated net realized loss                                                 (16,064)
  Net unrealized appreciation                                                    10,266
                                                                              ---------
                                                                              $ 404,460
                                                                              =========

(a)  On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

  See notes to financial statements.

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                                $ 13,006

EXPENSES
Management fee                                                             $ 1,111
Service fee                                                                    240
Distribution fee - Class B                                                     386
Transfer agent                                                                 328
Bookkeeping fee                                                                 77
Trustees fee                                                                    14
Custodian fee                                                                   19
Audit fee                                                                       19
Legal fee                                                                        5
Registration fee                                                                10
Reports to shareholders                                                          4
Other                                                                           18
                                                                           -------
                                                                             2,231
Fees waived by the adviser                                                     (58)        2,173
                                                                           -------      --------
         Net Investment Income                                                            10,833
                                                                                        --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                                                    314
Closed futures contracts                                                    (6,486)
                                                                           -------
    Net Realized Loss                                                                     (6,172)
Net unrealized appreciation during
the period on:
Investments                                                                 16,924
Open futures contracts                                                       1,715
                                                                           -------
     Net Unrealized Appreciation                                                          18,639
                                                                                        --------
          Net Gain                                                                        12,467
                                                                                        --------
Net Increase in Net Assets From Operations                                             $  23,300
                                                                                       =========

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               (Unaudited)
                                                                            Six months ended           Year ended
(in thousands)                                                                   July 31               January 31
                                                                            -----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS                                                 1995                   1995
Operations:
Net investment income                                                       $         10,833       $         24,886
Net realized loss                                                                     (6,172)                (5,120)
Net unrealized appreciation (depreciation)                                            18,639                (45,638)
                                                                            ----------------       ----------------
    Net Increase (Decrease) from Operations                                           23,300                (25,872)
Distributions:
From net investment income - Class A                                                  (8,625)               (19,603)
From net investment income - Class B                                                  (2,481)                (5,218)
                                                                            ----------------       ----------------
                                                                                      12,194                (50,693)
                                                                            ----------------       ----------------
Fund Share Transactions:
Receipts for shares sold - Class A                                                     9,148                 22,581
Value of distributions reinvested - Class A                                            3,707                  8,857
Cost of shares repurchased - Class A                                                 (22,242)               (70,189)
                                                                            ----------------       ----------------
                                                                                      (9,387)               (38,751)
                                                                            ----------------       ----------------
Receipts for shares sold - Class B                                                     6,521                 22,661
Value of distributions reinvested - Class B                                            1,286                  2,741
Cost of shares repurchased - Class B                                                  (7,041)               (19,636)
                                                                            ----------------       ----------------
                                                                                         766                  5,766
                                                                            ----------------       ----------------
    Net Decrease from Fund Share Transactions                                         (8,621)               (32,985)
                                                                            ----------------       ----------------
        Total Increase (Decrease)                                                      3,573                (83,678)

NET ASSETS
Beginning of period                                                                  400,887                484,565
                                                                            ----------------       ----------------
End of period (including undistributed
 net investment income
 of $14 and $257, respectively)                                             $        404,460       $        400,887
                                                                            ================       ================

NUMBER OF FUND SHARES
Sold - Class A                                                                         1,289                  3,184
Issued for distributions reinvested - Class A                                            521                  1,265
Repurchased - Class A                                                                 (3,118)               (10,141)
                                                                            ----------------       ----------------
                                                                                      (1,308)                (5,692)
                                                                            ----------------       ----------------
Sold - Class B                                                                           915                  3,198
Issued for distributions reinvested - Class B                                            180                    392
Repurchased - Class B                                                                   (989)                (2,845)
                                                                            ----------------       ----------------
                                                                                         106                    745
                                                                            ----------------       ----------------


  See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1995 (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
------------------------------------------------------------------------------
In the opinion of management of Colonial California Tax-Exempt Fund, a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased or sold.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

                   Notes to Financial Statements/July 31, 1995
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the
investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee. The monthly fee is based on each Fund's pro rata portion of the combined average net assets of Trust V as follows:

                Average Net Assets                              Annual Fee Rate
                ------------------                              ---------------
                First $1 billion...........................         0.55%
                Next  $1 billion...........................         0.50%
                Over  $2 billion...........................         0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc., (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $21,057 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $141,841 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee equal to 0.75% annually of the Fund's average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

                   Notes to Financial Statements/July 31,1995

--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.

                            Valuation of shares                          Annual
                         outstanding on the 20th of                       Fee
                          ch month which were issued                      Rate
                                                                        --------

         Prior to November 30, 1994.................................      0.10%
         On or after December 1, 1994...............................      0.25%


The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $106,647,688 and $118,873,976, respectively.

Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments for both financial statements and federal income tax purposes was approximately:

         Gross unrealized appreciation                            $ 16,279,000
         Gross unrealized depreciation                              (6,013,000)
                                                                  ------------
             Net unrealized appreciation                          $ 10,266,000
                                                                  ------------

CAPITAL LOSS CARRYFORWARDS:
At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                  Year of                                        Capital loss
                 expiration                                      carryforward
                --------------                                  --------------
         1996.............................................      $    3,864,000
         1998.............................................             421,000
         1999.............................................             409,000
         2003.............................................           4,418,000
                                                               ---------------
                                                                $    9,112,000
                                                               ---------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

                   Notes to Financial Statements/July 31,1995
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION - CONT.
OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS MEETING
--------------------------------------------------------------------------------
On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 37,349,276 voted for the new Management Agreement, 620,569 voted against, and 2,592,622 abstained. Of the shares of beneficial interest outstanding that abstained, 74,014 represented broker non-votes.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                      (Unaudited)
                                                    Six months ended
                                                         July 31                                 Year ended January 31
                                                ------------------------         --------------------------------------------------
                                                         1995                             1995                        1994
                                                Class A         Class B          Class A         Class B       Class A     Class B
                                                ------------------------         -----------------------       --------------------
Net asset value -
   Beginning of period                          $ 6.870         $  6.870         $  7.660        $ 7.660       $  7.350    $  7.350
                                                =======         ========         ========        =======       ========    ========
INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (a)                                        0.195            0.168            0.413          0.360          0.434       0.378
Net realized and
unrealized gain (loss)                            0.214            0.214           (0.791)        (0.791)         0.315       0.315
                                                -------         --------         --------        -------       --------    --------
   Total from investment
      operations                                  0.409            0.382           (0.378)        (0.431)         0.749       0.693
                                                -------         --------         --------        -------       --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income                                (0.199)          (0.172)          (0.412)        (0.359)        (0.439)     (0.383)
From capital
paid in (d)                                        --               --               --             --             --          --
                                                -------         --------         --------        -------       --------    --------
  Total distributions
   declared to
   shareholders                                  (0.199)          (0.172)          (0.412)        (0.359)        (0.439)     (0.383)

Net asset value -
   End of period                                $ 7.080         $  7.080         $  6.870        $ 6.870       $  7.660    $  7.660
                                                =======         ========         ========        =======       ========    ========
Total return (e)(f)                                5.96%(g)         5.57%(g)        (4.83%)        (5.55%)        10.44%       9.63%
                                                =======         ========         ========        =======       ========    ========

RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.87%(h)(i)      1.62%(h)(i)      0.77%(i)       1.52%(i)       0.75%       1.50%
Net investment income                              5.44%(h)         4.69%(h)         5.91%          5.16%          5.73%       4.98%
Fees and expenses
 waived or borne
 by the Adviser                                    0.03%(h)         0.03%(h)         0.06%          0.06%          0.08%       0.08%
Portfolio turnover                                   53%(h)           53%(h)           47%            47%            17%         17%
Net assets at end
of period (000)                                $301,752         $102,708         $301,912        $98,975       $379,987    $104,578

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                               $  0.001         $  0.001         $  0.004        $ 0.004       $  0.006    $  0.006

(b) The Fund changed its fiscal year end from November 30 to January 31 in 1992.
(c) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(d) Because of differences between book and tax basis accounting, there was no return of capital for federal income tax purposes.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


       Two months
         ended
      January 31 (b)                                    Year ended November 30
-------------------------            -----------------------------------------------------------
           1993                                1992                         1991         1990
 Class A          Class B            Class A            Class B (c)       Class A       Class A
-------------------------            --------------------------           --------      --------

$  7.270          $ 7.270            $  7.150           $ 7.410           $  6.940      $  7.010
========          =======            ========           =======           ========      ========


   0.076            0.067               0.467             0.143              0.473         0.490

   0.081            0.081               0.109            (0.151)             0.211        (0.065)
--------          -------            --------           -------           --------      --------

   0.157            0.148               0.576            (0.008)             0.684         0.425
--------          -------            --------           -------           --------      --------


  (0.077)          (0.068)             (0.456)           (0.132)            (0.473)       (0.492)

    --               --                  --                --               (0.001)       (0.003)
--------          -------            --------           -------           --------      --------


  (0.077)          (0.068)             (0.456)           (0.132)            (0.474)       (0.495)
--------          -------            --------           -------           --------      --------

$  7.350          $ 7.350            $  7.270           $ 7.270           $  7.150      $  6.940
========          =======            ========           =======           ========      ========
    8.70%(g)         1.01%(g)            8.27%             1.94%(g)          10.18%         6.30%
========          =======            ========           =======           ========      ========


    0.65%(h)         1.40%(h)            0.71%             1.46%(h)           0.80%         0.70%
    6.29%(h)         5.54%(h)            6.44%             5.69%(h)           6.69%         7.02%


    0.21%(h)         0.21%(h)            0.13%             0.13%              0.05%         0.15%
      19%(h)           19%(h)              12%               12%                11%           22%

$337,409          $33,819            $324,012           $22,797           $295,459      $221,519


$  0.002          $ 0.002            $  0.010           $ 0.010           $  0.003      $  0.010


(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  Annualized.
(i) Includes service fee of 0.12% (annualized) for the period ended July 31, 1995, and .02% (not annualized) for the year ended January 31, 1995, respectively.


                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you activate any of these services, or call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial California Tax-Exempt Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial California Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[LOGO]
COLONIAL
MUTUAL FUNDS

Earning Your Trust for
More Than 60 Years

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. McNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                   COLONIAL INVESTMENT SERVICES, INC. (C)1995
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                                 CA-03/191B-0795

[LOGO] Printed on recycled paper